Players liability account	3 Months Ended
Nov. 30, 2021
Players Liability Account
Players liability account

13.           Players liability account

The Players liability account consists of UMG and Winview cash deposited by players, plus any prize winnings, less any fees for match game play and withdrawal requests processed to date. As of November 30, 2021, the players liability account balance is the total amount payable if all players were to request closure of their accounts. As of November 30, 2021, the players account liability and corresponding restricted cash balances were the same.